SEGMENT REPORTING - Goodwill and Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 8,313.0	$ 7,141.8
Solid waste | Canada
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	1,934.7	1,734.4
Solid waste | USA
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	5,328.8	4,738.0
Infrastructure and soil remediation
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	248.5	240.0
Liquid waste
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 801.0	$ 429.4